LOSS BEFORE TAXATION (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of LOSS BEFORE TAXATION [Line Items]
Employee benefits expense	¥ 68,025,000	¥ 62,075,000	¥ 65,591,000
Inventory write-down	(2,733,000)	75,078,000	7,667,000
Cost of inventories [Member]
Disclosure of LOSS BEFORE TAXATION [Line Items]
Employee benefits expense	48,857,000	45,886,000	52,685,000
Post-employment benefit expense, defined contribution plans	6,984,000	4,845,000	7,051,000
Operating Lease Payment	13,902,000	13,902,000	12,923,000
Reversal of inventory write-down	2,733,000
Inventory write-down		75,078,000	7,667,000
Depreciation and amortisation expense	¥ 11,203,000	¥ 37,545,000	¥ 67,732,000